Share-based Payment Expense - Summary of Awards Granted Under Performance Share Plan (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) yr	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 EUR (€) yr
2014 Performance Share Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Share price at date of award | €	€ 28.32	€ 33.21	€ 24.87
Period to earliest release date	3	3	3
Number of shares, Initial award	3,863,433	3,342,900	3,879,901
Number of shares, Net outstanding at 31 December 2017	3,775,573	2,927,331	3,201,098
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted	3	3	3
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member] | Trinomial valuation methodology [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted	3
Weighted fair value assigned to options | €	€ 5.38	€ 5.97	€ 5.01
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted	5	5	5
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member] | Trinomial valuation methodology [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted	5
Weighted fair value assigned to options | €	€ 5.88	€ 6.49	€ 5.57